Goodwill - Schedule of Goodwill (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill - Schedule of Goodwill (Details) [Line Items]
Cost and net carrying amount at beginning	¥ 764	¥ 764
Acquisition from business combinations (Note 8)
Cost and net carrying amount at ending		764
Accumulated impairment loss	(764)
Subscription and licensing business [Member]
Goodwill - Schedule of Goodwill (Details) [Line Items]
Cost and net carrying amount at beginning
Acquisition from business combinations (Note 8)
Cost and net carrying amount at ending
Accumulated impairment loss
Smart music learning business [Member]
Goodwill - Schedule of Goodwill (Details) [Line Items]
Cost and net carrying amount at beginning	764	764
Acquisition from business combinations (Note 8)
Cost and net carrying amount at ending		764
Accumulated impairment loss	(764)
Music events and performances business [Member]
Goodwill - Schedule of Goodwill (Details) [Line Items]
Cost and net carrying amount at beginning
Acquisition from business combinations (Note 8)
Cost and net carrying amount at ending
Accumulated impairment loss